REPORTING AND ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Adjustments for New Accounting Pronouncement	Dec. 31, 2011 computer equipment and laptop computers Year	Dec. 31, 2011 Building and Building Improvements Year	Dec. 31, 2011 Property, Plant and Equipment, Other Types Year	Dec. 31, 2011 Land and Building	Dec. 31, 2010 Land and Building
Significant Accounting Policies [Line Items]
Minimum useful life (years)				2	10	3
Maximum useful life (years)				4	40	10
Land and buildings as a percentage of total property and equipment							75.00%	76.00%
Deferred acquisition costs	$ 433.6	$ 417.2	$ 23.0